UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (26.7%)
	Consumer Discretionary (6.3%)
600,000	Altice Luxembourg, SA* 7.750%, 05/15/22	$562,875
200,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	200,875
960,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	970,200
750,000	CCO Safari II, LLC*µ 4.908%, 07/23/25	749,531
811,000	Century Communities, Inc.µ 6.875%, 05/15/22	735,982
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	619,940
4,180,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,242,700
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,430,700
800,000	6.750%, 06/01/21	815,500
680,000	5.125%, 05/01/20	673,200
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	932,625
500,000	GameStop Corp.*µ 5.500%, 10/01/19	490,000
759,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	746,666
	Goodyear Tire & Rubber Companyµ
1,000,000	7.000%, 05/15/22	1,070,000
195,000	5.125%, 11/15/23	199,388
	L Brands, Inc.µ
1,730,000	6.950%, 03/01/33	1,735,406
165,000	5.625%, 02/15/22	177,272
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,036,250
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,412,282
800,000	7.150%, 04/15/20	835,000
800,000	Numericable-SFR SAS*µ^ 6.000%, 05/15/22	790,500
862,000	Outerwall, Inc.µ 6.000%, 03/15/19	749,940
600,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	613,875
1,710,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	1,913,062
412,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	425,648
	Service Corp. Internationalµ
1,000,000	8.000%, 11/15/21	1,178,125
295,000	5.375%, 05/15/24	311,963
1,000,000	Time, Inc.*µ 5.750%, 04/15/22	872,500
1,200,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,124,250

		28,616,255

	Consumer Staples (0.6%)
705,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	690,019

PRINCIPAL AMOUNT		VALUE

1,600,000	JBS USA, LLC*µ 5.750%, 06/15/25	$1,246,000
	Post Holdings, Inc.µ
616,000	7.375%, 02/15/22	651,420
220,000	7.750%, 03/15/24*	234,162

		2,821,601

	Energy (4.0%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	629,370
360,000	Berry Petroleum Company, LLCµ 6.375%, 09/15/22	75,150
400,000	Bill Barrett Corp.µ 7.000%, 10/15/22	223,000
830,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	322,144
2,500,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	1,040,625
	Calumet Specialty Products Partners, LPµ
1,000,000	7.625%, 01/15/22	742,500
464,000	6.500%, 04/15/21	334,950
	Carrizo Oil & Gas, Inc.µ
750,000	7.500%, 09/15/20	578,906
425,000	6.250%, 04/15/23	298,031
1,828,000	Cimarex Energy Companyµ 5.875%, 05/01/22	1,709,472
1,160,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	603,200
230,000	Eclipse Resources Corp.* 8.875%, 07/15/23	71,013
	Energy Transfer Equity, LPµ
500,000	5.875%, 01/15/24	389,688
300,000	5.500%, 06/01/27	211,500
1,400,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	421,750
623,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	552,913
1,500,000	MPLX, LP* 4.875%, 06/01/25	1,139,445
	Oasis Petroleum, Inc.µ
1,940,000	6.500%, 11/01/21	1,153,087
1,250,000	6.875%, 01/15/23	712,500
1,410,000	Pacific Drilling, SA* 5.375%, 06/01/20	348,094
800,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	554,000
255,000	Rice Energy, Inc. 7.250%, 05/01/23	194,597
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	3,622,500
750,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	633,750
2,967,000	W&T Offshore, Inc. 8.500%, 06/15/19	806,653
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	644,000

		18,012,838

	Financials (1.9%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	2,892,482
	DuPont Fabros Technology, LPµ
520,000	5.875%, 09/15/21	534,950
300,000	5.625%, 06/15/23	301,125

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

885,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	$858,450
90,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	95,906
600,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	502,875
2,600,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,721,654
865,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	815,803

		8,723,245

	Health Care (2.5%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	1,958,750
1,810,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,737,600
419,000	Endo International, PLC*µ‡ 7.750%, 01/15/22	437,069
825,000	Endo, Ltd.* 6.000%, 07/15/23	830,156
1,500,000	Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	1,514,062
795,000	HCA Holdings, Inc.µ 5.875%, 05/01/23	828,788
330,000	Hologic, Inc.*µ 5.250%, 07/15/22	344,231
750,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	704,063
1,400,000	Tenet Healthcare Corp. 6.750%, 06/15/23	1,299,375
1,300,000	Valeant Pharmaceuticals International, Inc.*µ 7.000%, 10/01/20	1,282,125
600,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	597,750

		11,533,969

	Industrials (4.0%)
1,935,000	ACCO Brands Corp.µ 6.750%, 04/30/20	2,003,934
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	1,411,375
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,353,625
750,000	Garda World Security Corp.* 7.250%, 11/15/21	593,438
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,401,862
	Icahn Enterprises, LPµ
1,044,000	5.875%, 02/01/22	936,990
720,000	6.000%, 08/01/20	679,500
175,000	4.875%, 03/15/19	161,875
	Meritor, Inc.µ
980,000	6.750%, 06/15/21	859,338
560,000	6.250%, 02/15/24	439,600
	Michael Baker International, LLC*µ
621,000	8.250%, 10/15/18	533,284
517,773	8.875%, 04/15/19	363,412
1,800,000	Navistar International Corp. 8.250%, 11/01/21	1,125,000

PRINCIPAL AMOUNT		VALUE

1,020,000	Terex Corp.µ 6.000%, 05/15/21	$921,187
1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,454,250
4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	4,122,500

		18,361,170

	Information Technology (3.2%)
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22	1,810,937
707,000	6.625%, 06/01/21	683,581
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,163,875
1,090,000	Cardtronics, Inc.µ 5.125%, 08/01/22	1,071,606
257,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	260,213
860,000	CommScope Technologies Finance, LLC*µ 6.000%, 06/15/25	829,900
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,156,250
1,000,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	1,001,250
500,000	NXP Semiconductors, NV* 5.750%, 02/15/21	515,937
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,159,375

		14,652,924

	Materials (1.8%)
725,000	Alcoa, Inc.µ 5.125%, 10/01/24	594,047
1,800,000	ArcelorMittal 6.500%, 03/01/21	1,463,625
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	105,125
227,000	6.750%, 02/15/20	104,846
1,950,000	INEOS Group Holdings, SA*µ^ 6.125%, 08/15/18	1,942,687
1,935,000	New Gold, Inc.*µ 7.000%, 04/15/20	1,636,284
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	424,725
1,300,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,240,688
1,635,000	United States Steel Corp.µ 6.875%, 04/01/21	729,619

		8,241,646

	Telecommunication Services (1.9%)
666,000	CenturyLink, Inc.µ 6.750%, 12/01/23	626,709
	Frontier Communications Corp.µ
1,563,000	7.625%, 04/15/24	1,311,943
440,000	11.000%, 09/15/25*	423,775
75,000	10.500%, 09/15/22*	73,078
	Intelsat, SA
3,260,000	7.750%, 06/01/21	1,407,912
220,000	8.125%, 06/01/23	90,888
200,000	Neptune Finco Corp.*µ 10.125%, 01/15/23	211,875

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Sprint Corp.µ
3,635,000		7.875%, 09/15/23	$2,583,122
420,000		7.125%, 06/15/24	284,025
305,000		7.250%, 09/15/21	218,838
1,530,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	1,562,512

			8,794,677

		Utilities (0.5%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,084,781
1,215,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,183,866

			2,268,647

		TOTAL CORPORATE BONDS (Cost $141,943,746)	122,026,972

CONVERTIBLE BONDS (30.6%)
		Consumer Discretionary (5.1%)
670,000		CalAtlantic Group, Inc.µ 1.250%, 08/01/32	702,039
3,070,000		Ctrip.com International, Ltd.* 1.000%, 07/01/20	3,260,969
200,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	1,791,140
		Jarden Corp.µ^
2,415,000		1.125%, 03/15/34	2,832,928
1,900,000		1.500%, 06/15/19	2,664,674
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ^§ 0.750%, 03/30/43	6,045,820
1,550,000		Liberty Media Corp. 1.375%, 10/15/23	1,470,214
1,350,000		Priceline Group, Inc.µ 1.000%, 03/15/18	1,708,763
3,700,000		Tesla Motors, Inc.µ^ 1.250%, 03/01/21	2,972,506

			23,449,053

		Energy (0.4%)
595,000		Newpark Resources, Inc.µ 4.000%, 10/01/17	520,720
2,715,000		Whiting Petroleum Corp.*µ 1.250%, 04/01/20	1,466,480

			1,987,200

		Financials (5.7%)
		Ares Capital Corp.
2,300,000		4.750%, 01/15/18µ	2,325,127
1,278,000		5.750%, 02/01/16	1,278,850
2,500,000	EUR	AURELIUS, SE & Co. KGaA 1.000%, 12/01/20	2,813,134
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	3,861,718
6,500,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	8,016,648
1,100,000		Colony Starwood Homes 3.000%, 07/01/19	1,027,136
1,100,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	1,035,617
3,700,000	EUR	Industrivarden, ABµ 1.875%, 02/27/17	4,213,980

PRINCIPAL AMOUNT			VALUE

360,000		MGIC Investment Corp.µ^ 2.000%, 04/01/20	$404,572
1,000,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	1,006,635

			25,983,417

		Health Care (3.0%)
1,757,000		BioMarin Pharmaceutical, Inc.µ 1.500%, 10/15/20	1,938,375
1,805,000		Cepheidµ^ 1.250%, 02/01/21	1,528,925
950,000		Emergent Biosolutions, Inc.µ 2.875%, 01/15/21	1,242,263
190,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	702,339
2,000,000		Illumina, Inc.µ^ 0.500%, 06/15/21	2,183,960
1,925,000		Impax Laboratories, Inc.*µ 2.000%, 06/15/22	1,798,970
455,000		Incyte Corp. 1.250%, 11/15/20	700,787
1,650,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	1,471,041
1,080,000		Medidata Solutions, Inc. 1.000%, 08/01/18	1,104,559
891,000		Molina Healthcare, Inc.µ 1.625%, 08/15/44	1,020,810

			13,692,029

		Industrials (3.0%)
593,000		Air Lease Corp.µ 3.875%, 12/01/18	699,402
2,300,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	3,157,758
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	1,694,989
460,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	4,068,549
210,000,000	JPY	Lixil Group Corp. 0.000%, 03/04/20	1,758,219
2,500,000	EUR	Safran, SA 0.000%, 12/31/20	2,546,398

			13,925,315

		Information Technology (11.8%)
3,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	3,334,852
3,000,000		Ciena Corp.*µ^ 3.750%, 10/15/18	3,440,175
1,000,000		Citrix Systems, Inc. 0.500%, 04/15/19	1,056,430
1,185,000		Euronet Worldwide, Inc.µ 1.500%, 10/01/44	1,487,335
825,000		Finisar Corp. 0.500%, 12/15/33	758,237
		FireEye, Inc.*
1,600,000		1.000%, 06/01/35	1,314,536
1,271,000		1.625%, 06/01/35	973,033
900,000		Inphi Corp.* 1.125%, 12/01/20	872,172
879,000		Integrated Device Technology, Inc.* 0.875%, 11/15/22	885,658

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

3,300,000		Intel Corp.µ 3.250%, 08/01/39	$5,072,479
2,425,000		LinkedIn Corp.µ 0.500%, 11/01/19	2,459,326
1,500,000		Mentor Graphics Corp.µ^ 4.000%, 04/01/31	1,550,985
2,900,000		Microchip Technology, Inc.*µ 1.625%, 02/15/25	2,809,390
675,000		Novellus Systems, Inc.µ 2.625%, 05/15/41	1,442,235
2,200,000		NVIDIA Corp.µ^ 1.000%, 12/01/18	3,314,311
2,400,000		NXP Semiconductors, NVµ 1.000%, 12/01/19	2,530,428
		ON Semiconductor Corp.µ
2,000,000		1.000%, 12/01/20*	1,778,940
1,525,000		2.625%, 12/15/26	1,625,475
470,000		Palo Alto Networks, Inc. 0.000%, 07/01/19	683,622
300,000		Photronics, Inc. 3.250%, 04/01/16	349,566
1,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	1,397,647
2,745,000		Salesforce.com, Inc.µ^ 0.250%, 04/01/18	3,253,113
3,074,000		ServiceNow, Inc.µ^ 0.000%, 11/01/18	3,305,764
		SunEdison, Inc.
2,261,000		0.250%, 01/15/20*µ	459,062
275,000		2.000%, 10/01/18	82,358
1,000,000		SunPower Corp.* 4.000%, 01/15/23	1,082,905
975,000		Synchronoss Technologies, Inc.µ^ 0.750%, 08/15/19	935,474
800,000		Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	1,331,300
3,350,000		Twitter, Inc.µ^ 1.000%, 09/15/21	2,726,632
1,575,000		Workday, Inc.µ 0.750%, 07/15/18	1,641,150

			53,954,590

		Materials (0.8%)
2,400,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	2,987,841
833,000		Cemex, SAB de CV 3.720%, 03/15/20	594,033

			3,581,874

		Telecommunication Services (0.8%)
3,200,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	3,516,194

		TOTAL CONVERTIBLE BONDS (Cost $150,405,470)	140,089,672

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
300,000		United States Treasury Note~ 0.875%, 11/30/16 (Cost $300,303)	300,668

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (10.1%)
	Consumer Discretionary (0.2%)
14,300	Fiat Chrysler Automobiles, NV 7.875%	$925,003

	Consumer Staples (0.9%)
16,750	Bunge, Ltd. 4.875%	1,472,953
10,000	Post Holdings, Inc. 5.250%	1,115,050
22,300	Tyson Foods, Inc. 4.750%	1,338,892

		3,926,895

	Energy (0.7%)
100,000	Southwestern Energy Company 6.250%	2,040,000
40,000	WPX Energy, Inc. 6.250%	1,158,800

		3,198,800

	Financials (2.5%)
65,000	Affiliated Managers Group, Inc.µ^ 5.150%	3,266,250
19,600	American Tower Corp. 5.250%	1,943,536
29,000	Crown Castle International Corp. 4.500%	3,073,710
39,750	Welltower, Inc.µ 6.500%	2,256,210
23,333	Weyerhaeuser Company 6.375%	1,069,351

		11,609,057

	Health Care (3.0%)
4,870	Allergan, PLC 5.500%	4,618,172
93,475	Anthem, Inc. 5.250%	4,121,313
4,850	Teva Pharmaceutical Industries, Ltd. 7.000%	4,788,163

		13,527,648

	Industrials (0.4%)
10,000	Stanley Black & Decker, Inc. 6.250%	1,060,800
7,250	Stericycle, Inc. 5.250%	659,243

		1,720,043

	Materials (0.1%)
21,500	Alcoa, Inc. 5.375%	566,525

	Telecommunication Services (0.9%)
14,717	Frontier Communications Corp. 11.125%	1,315,405
34,000	Intelsat, SA 5.750%	333,540
38,350	T-Mobile USA, Inc. 5.500%	2,646,917

		4,295,862

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Utilities (1.4%)
55,000		Dominion Resources, Inc.µ 6.375%	$2,736,800
40,000		Exelon Corp. 6.500%	1,720,800
		NextEra Energy, Inc.
27,575		5.799%	1,569,017
8,000		6.371%	440,800

			6,467,417

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,560,619)	46,237,250

COMMON STOCKS (73.2%)
		Consumer Discretionary (10.5%)
2,600		Amazon.com, Inc.µ^#	1,526,200
38,500		Carnival Corp.µ^	1,853,005
28,000		Comcast Corp. - Class Aµ	1,559,880
38,100	EUR	Daimler, AGµ	2,667,526
21,800		Delphi Automotive, PLC	1,415,692
100,000		Ford Motor Companyµ	1,194,000
14,800		Home Depot, Inc.µ^	1,861,248
10,800	KRW	Hyundai Motor Company	1,211,032
10,800		McDonald’s Corp.µ	1,336,824
31,800	ZAR	Naspers, Ltd. - Class N	4,018,665
29,200		Nike, Inc. - Class Bµ	1,810,692
83,000	JPY	Panasonic Corp.	763,738
42,170	DKK	Pandora, A/S	5,641,737
9,000	EUR	Porsche Automobil Holding, SEµ	408,170
1,100		Priceline Group, Inc.µ#	1,171,467
473,566	HKD	Samsonite International, SA	1,227,515
64,300	JPY	Sony Corp.	1,340,015
29,000		Starbucks Corp.µ^	1,762,330
15,000		TJX Companies, Inc.µ	1,068,600
33,900	JPY	Toyota Motor Corp.	2,041,782
46,800		Walt Disney Companyµ^	4,484,376
9,000		Whirlpool Corp.µ	1,209,510
16,000	GBP	Whitbread, PLC	916,965
260,000	GBP	WPP, PLC	5,654,348

			48,145,317

		Consumer Staples (7.7%)
42,400	EUR	Anheuser-Busch InBev, SAµ	5,332,502
45,120	GBP	British American Tobacco, PLC	2,514,243
39,000		Coca-Cola Companyµ^	1,673,880
25,000		Costco Wholesale Corp.µ	3,778,000
160,800	GBP	Diageo, PLC	4,328,981
24,000		Mondelez International, Inc. - Class Aµ	1,034,400
41,900	CHF	Nestlé, SA	3,086,875
11,000		Philip Morris International, Inc.µ^	990,110
17,700		Procter & Gamble Companyµ	1,445,913
67,000	JPY	Seven & I Holdings Company, Ltd.	2,988,366
75,000	EUR	Unilever, NV	3,322,211
32,000		Wal-Mart Stores, Inc.µ	2,123,520
31,000		Walgreens Boots Alliance, Inc.µ	2,471,320

			35,090,321

		Energy (4.9%)
875,000	GBP	BP, PLCµ	4,725,193
10,300		Cameron International Corp.µ#	676,298
19,500		Chevron Corp.µ^	1,686,165
40,000		ConocoPhillipsµ^	1,563,200

NUMBER OF SHARES			VALUE

23,500		Devon Energy Corp.µ	$655,650
7,350		EOG Resources, Inc.µ	521,997
40,500		Exxon Mobil Corp.µ^	3,152,925
24,000		Noble Corp., PLCµ^	186,960
20,000		Phillips 66µ^	1,603,000
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	1,797,885
9,700		Schlumberger, Ltd.µ	701,019
73,000	CAD	Suncor Energy, Inc.µ	1,728,989
74,000	EUR	TOTAL, SA	3,287,149

			22,286,430

		Financials (11.4%)
709,400	HKD	AIA Group, Ltd.	3,943,885
9,900		American Express Companyµ	529,650
30,200		American International Group, Inc.µ	1,705,696
39,600		Axis Bank, Ltd.µ	1,201,860
133,000	EUR	Azimut Holding, S.p.A	2,800,523
105,000		Bank of America Corp.µ	1,484,700
41,000		Bank of New York Mellon Corp.µ	1,485,020
73,500		Citigroup, Inc.µ	3,129,630
576,000	JPY	Daiwa Securities Group, Inc.µ	3,599,374
29,000	EUR	Deutsche Böerse, AG	2,474,645
15,500		Discover Financial Servicesµ	709,745
23,500		First Republic Bankµ	1,598,000
213,100	MXN	Grupo Financiero Banorte, SAB de CV	1,110,278
19,000		Hartford Financial Services Group, Inc.µ^	763,420
103,700	EUR	ING Groep, NV	1,181,381
4,000		Intercontinental Exchange, Inc.µ	1,055,200
468,900	EUR	Intesa Sanpaolo, S.p.Aµ	1,335,976
63,775		JPMorgan Chase & Companyµ^	3,794,612
99,000		Manulife Financial Corp.µ^	1,372,140
86,477		MetLife, Inc.µ^	3,861,198
81,000	JPY	Mitsui Fudosan Company, Ltd.	1,906,812
98,000	CAD	Power Financial Corp.µ	2,261,646
8,500		Prudential Financial, Inc.µ^	595,680
95,600	GBP	Prudential, PLC	1,878,174
63,560	EUR	Vonovia, SEµ	1,937,231
88,000		Wells Fargo & Companyµ^	4,420,240

			52,136,716

		Health Care (9.1%)
17,000		Abbott Laboratoriesµ^	643,450
17,000		AbbVie, Inc.µ	933,300
4,785		Alexion Pharmaceuticals, Inc.µ#	698,275
13,000		Amgen, Inc.µ^	1,985,490
18,000		Anthem, Inc.µ	2,348,820
1,885		Biogen, Inc.µ#	514,718
23,400		Celgene Corp.µ#	2,347,488
104,800	JPY	Chugai Pharmaceutical Co., Ltd.	3,210,532
34,250		Eli Lilly and Companyµ^	2,709,175
11,200		Gilead Sciences, Inc.µ	929,600
62,500	GBP	Hikma Pharmaceuticals, PLC	1,803,983
26,700		Johnson & Johnsonµ^	2,788,548
42,000		Medtronic, PLCµ^	3,188,640
37,025		Merck & Company, Inc.µ^	1,876,057
60,500	CHF	Novartis, AG	4,687,144
27,000	DKK	Novo Nordisk, A/S - Class Bµ	1,508,447
95,800		Pfizer, Inc.µ^	2,920,942
10,000		Stryker Corp.µ	991,500
48,733	EUR	UCB, SA	4,166,719

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

12,700		Zimmer Biomet Holdings, Inc.µ	$1,260,602

			41,513,430

		Industrials (10.1%)
5,200		3M Companyµ	785,200
190,000	CHF	ABB, Ltd.µ#	3,283,203
36,500	EUR	Airbus Group, SEµ	2,295,706
37,029	EUR	ALSTOM#	993,624
101,500	GBP	Ashtead Group, PLC	1,309,379
610,000	GBP	BAE Systems, PLC	4,511,468
9,550		Boeing Companyµ	1,147,242
194,572	HKD	CK Hutchison Holdings, Ltd.	2,431,118
24,000		CSX Corp.µ	552,480
7,900		Cummins, Inc.µ	710,131
15,125		Eaton Corp., PLCµ	763,964
27,900	JPY	FANUC Corp.	3,643,489
11,000		Fortune Brands Home & Security, Inc.µ	534,490
242,500		General Electric Companyµ	7,056,750
41,000		Honeywell International, Inc.µ^	4,231,200
48,700	EUR	KION Group, AG#	2,404,147
75,000	JPY	Komatsu, Ltd.	1,096,828
7,775		Northrop Grumman Corp.µ	1,438,842
41,202	EUR	Safran, SAµ	2,669,169
19,000		Union Pacific Corp.µ	1,368,000
8,000		United Parcel Service, Inc. - Class Bµ^	745,600
23,341		United Technologies Corp.µ	2,046,772

			46,018,802

		Information Technology (15.3%)
55,050		Accenture, PLC - Class Aµ^	5,809,977
5,100		Alphabet, Inc. - Class Aµ^#	3,882,885
6,266		Alphabet, Inc. - Class Cµ^#	4,655,325
112,800		Apple, Inc.µ	10,979,952
168,400	GBP	ARM Holdings, PLCµ	2,402,288
11,000	EUR	ASML Holding, NV	1,009,604
21,700		Baidu, Inc.#	3,542,959
60,000	JPY	Canon, Inc.µ	1,676,546
21,200		Check Point Software Technologies, Ltd.#	1,670,772
4,200	CAD	Constellation Software, Inc.µ	1,529,017
15,775		Facebook, Inc. - Class Aµ#	1,770,113
85,000	CHF	Logitech International, SAµ	1,348,710
17,100		MasterCard, Inc. - Class Aµ^	1,522,413
45,000		Micron Technology, Inc.µ#	496,350
75,000		Microsoft Corp.µ^	4,131,750
20,400	JPY	Nintendo Company, Ltd.µ	2,860,360
580,000	EUR	Nokia Corp.	4,178,009
19,900		Oracle Corp.µ^	722,569
6,900		QUALCOMM, Inc.µ	312,846
16,000		Salesforce.com, Inc.µ#	1,088,960
1,660	KRW	Samsung Electronics Co., Ltd.	1,605,972
43,550	EUR	SAP SE	3,470,280
500,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,152,965
232,800	HKD	Tencent Holdings, Ltd.	4,373,544
15,000		Texas Instruments, Inc.µ	793,950
41,000	EUR	United Internet, AG	2,121,892

			70,110,008

		Materials (1.7%)
154,000	CAD	Barrick Gold Corp.µ	1,531,316
41,000		Dow Chemical Companyµ^	1,722,000
135,000	CAD	Goldcorp, Inc.µ	1,538,011
160,000	AUD	Newcrest Mining, Ltd.µ#	1,458,531

NUMBER OF SHARES			VALUE

51,000	GBP	Rio Tinto, PLCµ	$1,250,610
280,000	CAD	Yamana Gold, Inc.µ	481,690

			7,982,158

		Telecommunication Services (2.2%)
86,500		América Móvil, SAB de CV - Series Lµ^	1,223,110
50,000		AT&T, Inc.µ^	1,803,000
96,000	EUR	Orange, SA#	1,704,543
36,000	JPY	SoftBank Group Corp.	1,585,278
1,176,545	GBP	Vodafone Group, PLCµ	3,781,828

			10,097,759

		Utilities (0.3%)
45,801	EUR	Engie#	729,111
10,500		Exelon Corp.µ	310,485
29,000	EUR	RWE, AGµ	406,218

			1,445,814

		TOTAL COMMON STOCKS (Cost $434,440,315)	334,826,755

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.0%)#
		Energy (0.0%)
150		Southwestern Energy Company Call, 01/20/17, Strike $8.00 (Cost $32,013)	43,125

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (4.5%)
20,360,671		Fidelity Prime Money Market Fund - Institutional Class (Cost $20,360,671)	20,360,671

TOTAL INVESTMENTS (145.2%) (Cost $797,043,137)			663,885,113

LIABILITIES, LESS OTHER ASSETS (-45.2%)			(206,628,329)

NET ASSETS (100.0%)			$457,256,784

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-1.4%)#
		Consumer Staples (-0.2%)
(15,900)		Post Holdings, Inc.	(930,150)

		Energy (-0.3%)
(19,077)		Newpark Resources, Inc.	(92,905)
(100,000)		Southwestern Energy Company	(889,000)
(100,000)		WPX Energy, Inc.	(542,000)

			(1,523,905)

		Health Care (-0.3%)
(24,500)		Teva Pharmaceutical Industries, Ltd.	(1,506,260)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (-0.6%)
(104,000)	Ciena Corp.	$(1,848,080)
(17,200)	Mentor Graphics Corp.	(298,936)
(26,000)	Photronics, Inc.	(310,440)

		(2,457,456)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,981,132)	(6,417,771)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%)#
	Energy (0.0%)
300	Southwestern Energy Company Call, 01/20/17, Strike $13.00 (Premium $31,208)	(43,350)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $393,731,159. $101,503,283 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 — Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps and securities sold short. The aggregate value of such securities is $300,668.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAP

Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	$34,000,000	$(204,867)

					$(204,867)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JANUARY 31, 2016

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$454,511,393	69.2%
European Monetary Unit	76,388,178	11.6%
British Pound Sterling	40,033,103	6.1%
Japanese Yen	34,331,028	5.2%
Swiss Franc	12,405,932	1.9%
Hong Kong Dollar	11,976,062	1.8%
Canadian Dollar	9,070,669	1.4%
Danish Krone	7,150,184	1.1%
South African Rand	4,018,665	0.6%
South Korean Won	2,817,004	0.4%
New Taiwan Dollar	2,152,965	0.3%
Australian Dollar	1,458,531	0.2%
Mexican Peso	1,110,278	0.2%

Total Investments Net of Common Stocks Sold Short and Written Options	$657,423,992	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of January 31, 2016, the Fund had outstanding purchased and/or written options as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

Cost basis of investments	$801,744,215

Gross unrealized appreciation	42,491,085
Gross unrealized depreciation	(180,350,187)

Net unrealized appreciation (depreciation)	$(137,859,102)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $132.5 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $132.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and ..55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is ..20%). For the period ended January 31, 2016, the average borrowings under the Agreements were $221.3 million. For the period ended January 31, 2016, the average interest rate was 1.03%. As of January 31, 2016, the amount of total outstanding borrowings was $214.0 million ($107.0 million under the BNP Agreement and $107.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2016 was 1.22%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2016, the Fund did not use any of its cash collateral to offset the SSB Agreement, and was required to pay a “net income” payment equal to an annualized interest rate of 0.29%, which can fluctuate depending on interest rates. As of January 31, 2016, there were no securities on loan.

NOTE 5 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — FAIR VALUE MEASUREMENT

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$122,026,972	$—	$122,026,972
Convertible Bonds	—	140,089,672	—	140,089,672
U.S. Government and Agency Securities	—	300,668	—	300,668
Convertible Preferred Stocks	34,669,831	11,567,419	—	46,237,250
Common Stocks U.S.	168,181,664	—	—	168,181,664
Common Stocks Foreign	22,534,870	144,110,221	—	166,645,091
Purchased Options	43,125	—	—	43,125
Short Term Investment	20,360,671	—	—	20,360,671

Total	$245,790,161	$418,094,952	$—	$663,885,113

Liabilities:
Common Stocks Sold Short U.S.	$6,417,771	$—	$—	$6,417,771
Written Options	43,350	—	—	43,350
Interest Rate Swaps	—	204,867	—	204,867

Total	$6,461,121	$204,867	$—	$6,665,988

	Transfers in to Level 1*	Transfers out of Level 1**	Transfers in to Level 2**	Transfers out of Level 2*
Investments at Value:
Common Stocks Foreign	$11,624,813	$1,181,381	$1,181,381	$11,624,813

Total	$11,624,813	$1,181,381	$1,181,381	$11,624,813

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 21, 2016